Condensed Consolidated Statement Of Changes In Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance, shares at Jun. 30, 2020		30,456
Beginning balance at Jun. 30, 2020	$ 35,486	$ 305	$ 57,078	$ (499)	$ (21,398)
Cash, Shares	7,900	5,128
Cash	$ 30,110	$ 51	30,059
Exercise of stock options,Shares	2,799	2,799
Exercise of stock options	$ 9,236	$ 28	9,208
Consulting fees, Shares		8
Consulting fees	32	$ 0	32
Shares issuance costs	(1,574)		(1,574)
Share based compensation	6,376		6,376
Net income (loss)	(19,253)				(19,253)
Other comprehensive income (loss), net of tax	1,916			1,916
Ending balance, shares at Jun. 30, 2021		38,391
Ending balance at Jun. 30, 2021	$ 62,329	$ 384	101,179	1,417	(40,651)
Exercise of stock options,Shares	303	303
Exercise of stock options	$ 1,086	$ 3	1,083
Consulting fees, Shares		150
Consulting fees	1,539	$ 1	1,538
Share based compensation	1,777		1,777
Net income (loss)	(9,469)				(9,469)
Other comprehensive income (loss), net of tax	(1,606)			(1,606)
Ending balance, shares at Sep. 30, 2021		38,843
Ending balance at Sep. 30, 2021	55,656	$ 388	105,577	(189)	(50,120)
Beginning balance, shares at Jun. 30, 2021		38,391
Beginning balance at Jun. 30, 2021	$ 62,329	$ 384	101,179	1,417	(40,651)
Cash, Shares	4,900	1,760
Cash	$ 26,309	$ 18	26,291
Exercise of stock options,Shares	1,904	1,904
Exercise of stock options	$ 5,222	$ 19	5,203
Consulting fees, Shares		1,250
Consulting fees	31,033	$ 12	31,021
Shares issuance costs	(797)		(797)
Share based compensation	6,696		6,696
Net income (loss)	(66,713)				(66,713)
Other comprehensive income (loss), net of tax	(1,417)			(1,417)
Ending balance, shares at Jun. 30, 2022		43,305
Ending balance at Jun. 30, 2022	$ 62,662	$ 433	169,593	$ 0	(107,364)
Exercise of stock options,Shares	50	50
Exercise of stock options	$ 256	$ 1	255
Share based compensation	1,300		1,300
Net income (loss)	4,606				4,606
Ending balance, shares at Sep. 30, 2022		43,355
Ending balance at Sep. 30, 2022	$ 68,824	$ 434	$ 171,148		$ (102,758)